TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of components of income before income taxes

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Income before income taxes
PRC	3,225,895	3,719,882	5,589,445	797,774
Hong Kong, PRC	33,395	31,033	2,965	423
Other foreign jurisdictions	(157,126)	(24,653)	(312,235)	(44,565)
Total income before income tax	3,102,164	3,726,262	5,280,175	753,632

Income tax expenses
Current income tax expenses	399,740	692,072	1,285,431	183,468
PRC	394,700	687,001	1,285,385	183,461
Hong Kong, PRC	5,040	5,071	46	7
Other foreign jurisdictions	—	—	—	—
Deferred tax expenses/(benefits)	(141,613)	78,481	394,362	56,287
PRC	(141,613)	78,481	54,565	7,788
Hong Kong, PRC	—	—	339,797	48,499
Other foreign jurisdictions	—	—	—	—
Income tax expense	258,127	770,553	1,679,793	239,755

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	For the year ended
	December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%	US$
Income before income taxes	3,102,164		3,726,262		5,280,175		753,632

Income tax expenses computed at PRC statutory income tax rate of 25%	775,541	25%	931,565	25%	1,320,044	25%	188,408

Foreign tax effects
Hong Kong，PRC
Statutory tax rate difference between Hong Kong, PRC and PRC	(2,839)	0%	(2,725)	0%	1,764	0%	252
Withholding tax on distributable earnings	—	—	—	—	339,797	6%	48,499
Others	(470)	0%	38	0%	(2,459)	0%	(351)

Other foreign jurisdictions	39,282	1%	6,163	0%	78,059	1%	11,141

Tax credits
Additional deduction for R&D expenses	(19,397)	(1)%	(17,699)	0%	(20,675)	0%	(2,951)
Nontaxable or nondeductible Items
Non-deductible share-based compensation expenses	45,722	1%	60,020	2%	100,965	2%	14,411
Non-deductible expenses and non-taxable income	5,378	0%	11,026	0%	48,846	1%	6,971
Change of valuation allowance	(616,962)	(19)%	(303,889)	(8)%	(70,521)	(1)%	(10,065)
Changes in unrecognized tax benefits	24,536	1%	6,853	0%	(21,834)	0%	(3,116)
Effect of cross-border tax law	—	—	—	—	—	—	—
Effect of changes in tax laws or rates enacted in the current period	725	0%	—	—	(392)	0%	(56)
Others	6,611	0%	79,201	2%	(93,801)	(2)%	(13,388)

Income tax expense	258,127	8%	770,553	21%	1,679,793	32%	239,755

Schedule of Significant components of deferred tax assets/(liabilities)

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	28,006	53,314	7,610
Accrued welfare	95,811	165,708	23,651
Operating lease liabilities	1,407,218	1,788,024	255,202
Impairment loss of long-lived assets and investments	6,703	3,639	519
Allowance for doubtful accounts	781	781	111
Tax losses	301,407	130,303	18,598
Total deferred tax assets before valuation allowance	1,839,926	2,141,769	305,691
Valuation allowance	(164,099)	(139,615)	(19,927)
Total deferred tax assets, net of valuation allowance	1,675,827	2,002,154	285,764

Deferred tax liabilities:
Operating lease right-of-use assets	(1,404,226)	(1,785,118)	(254,787)
Withholding tax on distributable earnings	—	(339,797)	(48,499)
Total deferred tax liabilities	(1,404,226)	(2,124,915)	(303,286)

Reported as:
Deferred tax assets, net	271,601	217,036	30,977
Deferred tax liabilities	—	(339,797)	(48,499)

Schedule of cash payments for tax liabilities

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC	426,744	455,857	1,242,108	177,284
Hong Kong, PRC	—	—	14,885	2,125
Other foreign jurisdictions	—	—	—	—
Total cash payment	426,744	455,857	1,256,993	179,409

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of year	79,520	59,063	8,430
Decrease based on tax positions related to the current year	(20,457)	(30,327)	(4,329)

Balance at end of year	59,063	28,736	4,101